Financial Assets and Financial Liabilities - Summary Of Details Of The Maturities, By Year, Of The Principals And Interest (Parenthetical) (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Due from May 2026 onwards	€ 107,902	€ 139,103
May 2026 to June 2026 [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Due from May 2026 onwards	€ 61,716